Supplemental Cash Flow Information - Changes in Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows, additional disclosures [Abstract]
Accounts receivable	$ 7,371	$ 55,159
Biological assets	(49,249)	4,835
Inventory	57,700	(31,154)
Prepaid and other current assets	2,277	346
Accounts payable and accrued liabilities	(28,294)	(22,547)
Income taxes payable	13	3,538
Deferred revenue	214	1,616
Provisions	(556)	(4,200)
Other current liabilities	10,921	0
Changes in operating assets and liabilities	$ 397	$ 7,593